Summary of material accounting policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of material accounting policies
Schedule of evolution in relevant inflation
Price variation	June 30, 2024	June 30, 2025	June 30, 2026	Cumulative as of June 30, 2026(3 years)
Annual	272%	39%	34%	592%

Schedule of new accounting standards and amendments adopted
Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Amendments to IAS 21 - Lack of Exchangeability

In August 2023, the IASB amended IAS 21 to add requirements to help entities to determine whether a currency is exchangeable into another currency, and the spot exchange rate to use when it is not. Prior to these amendments, IAS 21 set out the exchange rate to use when exchangeability is temporarily lacking, but not what to do when lack of exchangeability is not temporary.

06-30-2026

Schedule of new accounting standards and amendments not yet adopted
Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the IASB issued targeted amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:

(a) clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

(b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

(c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

(d) update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI). The amendments in (b) are most relevant to financial institutions, but the amendments in (a), (c) and (d) are relevant to all entities.

Annual periods beginning on or after January 1, 2026. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
Annual Improvements to IFRS Accounting Standards – Volume 11

In September 2024, the IASB issued the Annual Improvements to IFRS Accounting Standards – Volume 11, which include narrow-scope amendments to several standards intended to clarify existing requirements, remove inconsistencies and improve consistency in their application. The main amendments are: Annual periods beginning on or after 1st January 2026. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements. (a) IFRS 1 – First-time Adoption of International Financial Reporting Standards: improvements to increase consistency between IFRS 1 and IFRS 9 regarding hedge accounting requirements and to enhance the understandability of IFRS 1; (b) IFRS 7 – Financial Instruments: Disclosures: amendments to improve the consistency of the terms and expressions used in the standard with those used in IFRS 13 Fair Value Measurement; (c) IFRS 9 – Financial Instruments: clarifications on the accounting for the derecognition of lease liabilities by a lessee when those liabilities are extinguished, as well as on certain inconsistencies between IFRS 9 and IFRS 15 Revenue from Contracts with Customers regarding the concept of "transaction price"; (d) IFRS 10 – Consolidated Financial Statements: clarifications on the requirements for determining when an entity acts as a "de facto agent"; and (e) IAS 7 – Statement of Cash Flows: replacement of the term "cost method" with "at cost", as the former is no longer defined in the IFRS Accounting Standards.

Annual periods beginning on or after January 1, 2026. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
IFRS 18 Presentation and Disclosure in Financial Statements

This is the new standard on presentation and disclosure in financial statements, which replaces IAS 1, with a focus on updates to the statement of profit or loss. Annual periods beginning on or after 1st January 2027.

The key new concepts introduced in IFRS 18 relate to:

● the structure of the statement of profit or loss with defined subtotals;

● requirement to determine the most useful structured summary for presenting expenses in the statement of profit or loss;

● required disclosures in a single note within the financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements (that is, management-defined performance measures); and

● enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. Management is currently assessing the impacts that the adoption of IFRS 18 could have on the presentation and disclosure of the financial statements, particularly in relation to the structure of the statement of profit or loss and certain disclosure requirements. As of the date of issuance of these Consolidated Financial Statements, such impact has not yet been determined.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
IFRS 19 Subsidiaries without Public Accountability: Disclosures

This new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements; and it applies instead the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

A subsidiary is eligible if:

• it does not have public accountability; and

• it has an ultimate or intermediate parent that produces Consolidated Financial Statements available for public use that comply with IFRS Accounting Standards.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
Translation to a Hyperinflationary Presentation Currency – Amendments to IAS 21

In November 2025, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates. The amendments are intended to provide specific guidance for the translation of financial statements when the functional currency differs from the presentation currency, introducing requirements for certain situations that were not expressly addressed by the standard.

Among the main changes, the amendments establish that when an entity has a functional currency of a non-hyperinflationary economy and presents its financial statements in a hyperinflationary presentation currency, the current period and comparative amounts shall be translated using the closing exchange rate at the most recent reporting date. The amendments also require that, when a presentation currency ceases to be hyperinflationary, the entity shall apply prospectively the general translation requirements of IAS 21.

In addition, specific provisions are introduced for cases in which an entity whose functional and presentation currency is that of a hyperinflationary economy has foreign operations with a non-hyperinflationary functional currency. In these circumstances, the comparative information of those operations is not translated using the closing exchange rate of the current period, but is instead restated by applying the general price index used for restating comparative information in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.

Schedule of principal subsidiaries and other investees
	% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2026	06.30.2025	06.30.2024
Cresud's direct equity interest in:
BrasilAgro (1) (2)	Brazil	Agricultural	35.22%	35.22%	35.22%
Futuros y Opciones.Com S.A. (3)	Argentina	Brokerage	51.21%	51.21%	51.21%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA (4)	Argentina	Real estate	55.14%	54.06%	55.40%
JOFSHI S.A.U.	Argentina	Investment	100.00%	100.00%	-
Brasilagro's direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Cajueiro Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Ceibo Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Cremaq Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Flamboyant Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Jaborandi Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Jaborandi Propriedades Agrícolas S.A.	Brazil	Agricultural	100.00%	100.00%	100.00%
Mogno Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Palmeiras S.A.	Paraguay	Agricultural	100.00%	100.00%	100.00%
Agropecuaria Morotí S.A. (6)	Paraguay	Agricultural	-	100.00%	100.00%
Agrifirma Agro Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Agropecuaria Acres del Sud S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Ombú Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yatay Agropecuaria S.A. (7)	Bolivia	Agricultural	-	100.00%	100.00%
Yuchán Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Futuros y Opciones.Com. S.A.'s direct equity interest in:
Amauta Agro S.A. (5)	Argentina	Agricultural	98.25%	98.25%	98.57%
FyO Acopio S.A. (5)	Argentina	Grain warehousing and brokerage	98.25%	98.25%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	100.00%
Helmir S.A.'s direct equity interest in:
FyO Holding S.A.	Uruguay	Investment	50.10%	50.10%	50.10%
	% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2026	06.30.2025	06.30.2024
IRSA's direct equity interest:
ECLASA	Argentina	Investment	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Ritelco S.A.U.	Argentina	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Arcos	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A. (in liquidation)	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa	Argentina	Real estate	100.00%	100.00%	100.00%
PAMSA	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata S.A. (2)	Argentina	Real estate	-	-	100.00%
SHEFA INVESTMENTS	Argentina	Design and software development	89.44%	93.63%	98.67%
Shefa Fiduciaria S.A.U.	Argentina	Trustee company	100.00%	100.00%	100.00%
Fideicomiso Shefa V.C.	Argentina	Investment	100.00%	100.00%	100.00%
LOS GALLEGOS, Martínez Navarro y Cía. S.A.	Argentina	Real estate	100.00%	-	-
TIENDA LOS GALLEGOS S.A.	Argentina	Real estate	100.00%	-	-
ECLASA’s direct equity interest
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Palermo Invest S.A. (3)	Argentina	Investment	100.00%	-	-
Tyrus S.A.'s direct equity interest in:
DFL y DN B.V.	Bermudas/ Netherlands	Investment	99.65%	99.65%	99.63%
Shefa Holding LLC	United States	Investment	100.00%	100.00%	100.00%
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Liveck Ltd. (4)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%
DFL's direct equity interest in:
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

Schedule of useful life of property, plant and equipment
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 30 years
Others	Between 3 and 10 years